SCHEDULE OF LONG-TERM PREPAYMENTS (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Long-term Prepayments
Prepayments for operation	$ 780,000	$ 100,000
Prepayments for market advisory service	948,580	121,613
Prepayments for marketing expenses	2,166,667	277,778
Long-term prepayments	$ 3,895,247	$ 499,391